Investments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Amortized cost of fixed-maturity securities with rights to call or prepay without penalty	$ 180,599
Fair value of investments held on deposit with various insurance departments and in other trusts	1,731	1,650
Available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities	32	79
External Credit Rating, Investment Grade
Schedule of Investments [Line Items]
Unrealized gain loss on investment grade securities	$ 1,983	$ 9,524
Percentage of unrealized loss	95.90%	97.50%